Segment Information (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Year ended September 30, 2024
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	943,710	644,888	211,810	1,800,408	4,282	1,804,690
Adjusted EBITDA	301,266	218,224	65,814	585,304	(30,349)	554,955
IPO-related costs						(7,460)
Realized and unrealized FX gains / losses						(19,641)
Share-based compensation						(3,591)
Secondary offering related costs						(1,890)
EBITDA						522,373
Depreciation and amortization						(101,291)
Finance cost, net						(127,300)
Profit before tax						293,782

	Year ended September 30, 2023
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	804,690	529,507	152,424	1,486,621	5,290	1,491,911
Adjusted EBITDA	291,712	167,407	44,488	503,607	(20,901)	482,706
IPO-related costs						(30,603)
Realized and unrealized FX gains / losses						(36,056)
Share-based compensation						(65,393)
Other						(6,553)
EBITDA						344,101
Depreciation and amortization						(83,413)
Finance cost, net						(107,036)
Profit before tax						153,652

	Year ended September 30, 2022
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	667,387	449,131	123,033	1,239,551	3,282	1,242,833
Adjusted EBITDA	259,944	146,592	38,973	445,509	(10,954)	434,555
Effects from applying the acquisition method of accounting for the Transaction						(24,367)
Transaction related advisory costs						(2,598)
Consulting fees relating to Group transformation						(7,982)
Realized and unrealized FX gains / losses						45,516
Other						(836)
EBITDA						444,288
Depreciation and amortization						(81,261)
Finance cost, net						(112,503)
Profit before tax						250,524

Schedule of Geographical Locations

The Company determines the geographic location of revenue based on the location of its customers.

	Year ended September 30,
	2024	2023	2022
Revenue:
Germany	192,991	194,884	156,824
United States	830,094	712,069	598,438
Rest of world	781,605	584,958	487,571
Total revenue	1,804,690	1,491,911	1,242,833

Schedule of Non-current Assets By Geographical Location Schedule of Non-current Assets By Geographical Location

The following table presents the carrying amount of the Company’s non-current assets by geographic location.

	September 30, 2024	September 30, 2023
Non-current assets
Germany	1,836,281	1,800,979
United States	1,526,573	1,582,958
Rest of world	326,079	318,369
Allocated non-current assets	3,688,933	3,702,306
Other non-current financial assets (unallocated)	32,609	44,618
Deferred tax assets (unallocated)	117	-
Total non-current assets	3,721,659	3,746,924